Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Short-term employee benefits	₩ 3,837,359	₩ 3,770,786	₩ 3,663,337
Post-employment benefits (Defined benefit plan)	236,831	239,102	240,310
Post-employment benefits (Defined contribution plan)	71,068	61,912	57,170
Share-based payment	47,415	28,604	6,398
Others	23,137	23,276	7,018
Total	₩ 4,215,810	₩ 4,123,680	₩ 3,974,233